EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Year ended December 31,
	2021	2022	2023
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic	$748,924	$1,819,801	$429,545
Diluted earnings from the subsidiary	—	(15,432)	(237)
Net income attributable to Daqo New Energy Corp. ordinary shareholders—diluted	$748,924	$1,804,369	$429,308
Denominator used in diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	369,341,105	379,365,310	373,586,004
Plus: Dilutive effects of share options	1,735,798	885,140	88,479
Dilutive effects of RSUs	12,689,503	6,209,391	1,143,193
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	383,766,406	386,459,841	374,817,676

Basic earnings per share	$2.03	$4.80	$1.15

Diluted earnings per share	$1.95	$4.67	$1.15

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share

	Year ended December 31,
	2021	2022	2023
Non-vested Restricted-Share-Units	42,659	9,056,071	11,406,944
Subsidiary’s Share Incentive Plan	—	461,041	799,366
Total	42,659	9,517,112	12,206,310